FINANCIAL RISK MANAGEMENT OBJECTIVES AND POLICIES - Disclosure of detailed information about foreign currency risk (Details)	Dec. 31, 2019 USD ($) Exchange_Rate	Dec. 31, 2019 CAD ($) Exchange_Rate	Dec. 31, 2018 USD ($) Exchange_Rate	Dec. 31, 2018 CAD ($) Exchange_Rate	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents	$ 77,696		$ 650,902		$ 20,162	$ 21,520
Advances receivable	63,895		50,581
Employee retention allowance	(180,519)		(171,867)		$ (208,153)
Amounts held in foreign currencies [Member]
Financial Risk Management Objectives And Policies [Line Items]
Cash and cash equivalents		$ 36,539		$ 831,348
Advances receivable		66,339		0
Accounts payable and accrued liabilities		(548,604)		(289,994)
Due to related parties		(1,225,436)		345,872
Employee retention allowance		(234,471)		(234,471)
Total foreign currency financial assets and liabilities	$ (1,467,147)	$ (1,905,633)	$ (28,579)	$ (38,989)
Foreign exchange rate at December 31, 2019 | Exchange_Rate	0.7699	0.7699	0.733	0.733
Impact of a 10% strengthening	$ (146,715)		$ (2,858)